Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings/(loss) per common share
Net income available to common shareholders (in shares)	$ (42.5)	$ 81.2
Weighted average basic common shares outstanding (in shares)	111,543,154	117,658,016
Earnings per common share (in dollars per share)	$ (0.38)	$ 0.69
Earnings per diluted common share
Share-based compensation plans (in shares)	0	690,368
Weighted average diluted common shares outstanding (in shares)	111,543,154	118,348,384
Earnings per diluted common share (in dollars per share)	$ (0.38)	$ 0.69